Equity-method investees - Additional Information (Detail) - EUR (€) € in Thousands		5 Months Ended	7 Months Ended	12 Months Ended
	Jul. 27, 2018	Dec. 31, 2018	Jul. 27, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Investments Accounted For Using Equity Method [line items]
Equity investment		€ 40,220		€ 41,342	€ 40,220	€ 79
(Gain) from loss of control in a former subsidiary					75,411
Revenue				386,962	428,539	448,880	[1]
Profit / (loss) before tax				(31,345)	40,548	(27,959)	[1]
Income tax expense				€ 2,335	€ 7,429	€ 2,886	[1]
Salena S.r.l. [member]
Disclosure Of Investments Accounted For Using Equity Method [line items]
Ownership interest of equity method investees				49.00%	49.00%
Nars Miam LLC [member]
Disclosure Of Investments Accounted For Using Equity Method [line items]
Ownership interest of equity method investees				49.00%	49.00%
Kuka Group [member]
Disclosure Of Investments Accounted For Using Equity Method [line items]
Purchase of interest in subsidiary	€ 30,000
Additional interest in subsidiary	23.54%
Cash consideration	€ 15,000		€ 15,000
Natuzzi Trading (Shanghai) Co., Ltd [member]
Disclosure Of Investments Accounted For Using Equity Method [line items]
Ownership interest in joint venture		49.00%		49.00%	49.00%
Equity investment		€ 40,133		€ 41,236	€ 40,133
Additional interest in subsidiary	23.54%
Carrying amount of assets and liabilities	€ 2,613		€ 2,613
Fair value of retained interest	€ 48,024
Assumed discount rate	14.25%		14.25%
Revenue		13,836		52,714
Profit / (loss) before tax		1,135		4,742
Consideration received for trademarks	€ 15,000
Deferred revenue	7,650		€ 7,650
Depreciation and amortisation		427		2,916
Interest income		356		1,419
Interest expense		13		257
Income tax expense		€ 500		€ 1,304
Natuzzi Trading (Shanghai) Co., Ltd [member] | Kuka Group [member]
Disclosure Of Investments Accounted For Using Equity Method [line items]
Cash consideration paid	€ 65,000
Stake rate	51.00%
Estimated fair value on acquisition	€ 48,024		48,024
Natuzzi Trading (Shanghai) Co., Ltd [member] | Reportable legal entities [member]
Disclosure Of Investments Accounted For Using Equity Method [line items]
Equity method investment percentage		49.00%		49.00%	49.00%
Elimination of intercompany profit	7,350
Natuzzi Trading (Shanghai) Co., Ltd [member] | Kuka Group [member]
Disclosure Of Investments Accounted For Using Equity Method [line items]
Ownership interest in joint venture				51.00%
Equity investment	65,000		65,000
Capital injection in subsidiary	€ 35,000
Percentage of increase in share capital	27.46%
Purchase of interest in subsidiary	€ 30,000
Additional interest in subsidiary	23.54%
Natuzzi Trading (Shanghai) Co., Ltd [member]
Disclosure Of Investments Accounted For Using Equity Method [line items]
Revenue			13,500
Profit / (loss) before tax			€ 1,603

[1]	The Group has initially applied IFRS 9 as at January 1, 2018. Under the transition method chosen, comparative information has not been restated except for separately presenting impairment losses on trade receivables. See note 5(c).